Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 11,407,569	¥ 8,857,073
Trading account assets measured at fair value under fair value option	19,691,210	17,135,481
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	6,277,947	3,151,799
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	8,264,085	148,763
Held-to-maturity debt securities, fair value	21,386,156	4,606,305
Equity securities pledged that secured parties are permitted to sell or repledge	724	741
Equity securities measured at fair value	4,619,120	5,111,630
Financing receivable, before allowance for credit loss	120,356,472	113,471,623
Allowance for credit losses	15,918	13,998
Due to trust account and other short-term borrowings measured at fair value under fair value option	49,555	123,028
Long-term debt measured at fair value under fair value option	¥ 431,338	¥ 483,051
Common stock, authorized (in shares)	33,000,000,000	33,000,000,000
Common stock, issued (in shares)	12,687,710,920	13,281,995,120
Common stock, stated value (JPY per share)	¥ 0	¥ 0
Treasury stock, shares (in shares)	665,392,775	668,286,238
Disposal group, disposed of by sale, not discontinued operations
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)	¥ 0	¥ 11,621,567
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)		11,621,567
Disposal group, including discontinued operation, liabilities		11,157,660
Asset pledged as collateral without right
Financing receivable, before allowance for credit loss	¥ 144,288	¥ 167,152